Commitments and contingencie (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2022	$ 563
2023	2,276
2024	1,228
2025	151
2026	152
Thereafter	732
Total minimum lease payments	5,102
Less: Imputed interest	(930)
Total operating lease liabilities	$ 4,172	$ 5,445	$ 5,967